Shareholder Fees - Eaton Vance International Small-Cap Fund - Eaton Vance International Small-Cap Fund	Nov. 30, 2025
A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]
I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%

[1]
1	Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.